Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Schedule Of Deferred Tax Assets And Valuation Allowance

	March 31,	December 31,
	2020	2019

Net Operating Loss Carryforwards	$44,230,000	$43,844,000
Stock Compensation Expense	551,000	1,191,000
Book Tax Differences on Assets and Liabilities	163,000	464,000
Valuation Allowance	(44,944,000)	(45,499,000)

Net Deferred Tax Assets	$-	$-

	December 31,	December 31,
	2019	2018

Net Operating Loss Carryforwards	$43,844,000	$41,184,000
Stock Compensation Expense	1,191,000	1,608,000
Book Tax Differences on Assets and Liabilities	464,000	195,000
Valuation Allowance	(45,499,000)	(42,987,000)

Net Deferred Tax Assets	$-	$-